Provisions - Summary of Oil and Gas Pricing (Detail)	12 Months Ended
	Dec. 31, 2023 $ / MMBTU $ / bbl
TTF (US$/MMBtu) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	13.9
TTF (US$/MMBtu) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	14.2
TTF (US$/MMBtu) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	8.8
TTF (US$/MMBtu) [member] | 2027 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	8.9
TTF (US$/MMBtu) [member] | 2028 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	9.1
Brent (US$/bbl) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	82
Brent (US$/bbl) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	80
Brent (US$/bbl) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	76
Brent (US$/bbl) [member] | 2027 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	77
Brent (US$/bbl) [member] | 2028 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	79	[1]
HH (US$/MMBtu) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	3.4
HH (US$/MMBtu) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	3.5
HH (US$/MMBtu) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	3.5
HH (US$/MMBtu) [member] | 2027 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	3.5
HH (US$/MMBtu) [member] | 2028 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	3.6	[2]

[1]	Long-term oil prices are based on US$70/bbl (2022 real terms) from 2026 and prices are escalated at 2.0% onwards.
[2]	Long-term gas prices are based on US$2.6/MMBtu (2022 real terms) from 2026 and US$3.2/MMBtu (2022 real terms) from 2030. All long-term prices are escalated at 2.0%.